COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Capital commitments [abstract]
Commitments

Except as disclosed elsewhere in these financial statements, the Company has the following financial obligations in the ordinary course of business:

	2019	2020	2021	2022	Total

Office Lease Obligations	$44,953	$45,489	$24,574	$9,540	$124,556
	$44,953	$45,489	$24,574	$9,540	$124,556